Shareholder Report, Holdings (Details)	Jan. 31, 2025
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Tax-Free Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity SAI Tax-Free Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity SAI Tax-Free Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity SAI Tax-Free Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity SAI Tax-Free Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity SAI Tax-Free Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity SAI Tax-Free Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity SAI Tax-Free Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity SAI Tax-Free Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity SAI Tax-Free Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity SAI Tax-Free Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity SAI Tax-Free Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity SAI Tax-Free Bond Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity SAI Tax-Free Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity SAI Tax-Free Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity SAI Tax-Free Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Fidelity SAI Tax-Free Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity SAI Tax-Free Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Tax-Free Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI Tax-Free Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI Tax-Free Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Municipal Core Plus Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Municipal Core Plus Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Municipal Core Plus Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Municipal Core Plus Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Municipal Core Plus Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Municipal Core Plus Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Municipal Core Plus Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Municipal Core Plus Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Municipal Core Plus Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Municipal Core Plus Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Municipal Core Plus Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Municipal Core Plus Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Fidelity Municipal Core Plus Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Municipal Core Plus Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Municipal Core Plus Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Fidelity Municipal Core Plus Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Municipal Core Plus Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Municipal Core Plus Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Municipal Core Plus Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Municipal Core Plus Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity SAI Sustainable Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity SAI Sustainable Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity SAI Sustainable Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity SAI Sustainable Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity SAI Sustainable Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Fidelity SAI Sustainable Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity SAI Sustainable Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity SAI Sustainable Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity SAI Sustainable Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity SAI Sustainable Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity SAI Sustainable Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity SAI Sustainable Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Fidelity SAI Sustainable Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Fidelity SAI Sustainable Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity SAI Sustainable Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Sustainable Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Municipal Core Plus Bond Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Series Large Cap Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Series Large Cap Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series Large Cap Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Large Cap Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Large Cap Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Large Cap Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Large Cap Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Large Cap Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Large Cap Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Large Cap Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Large Cap Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Fidelity Series Large Cap Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Series Large Cap Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Series Large Cap Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series Large Cap Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Series Large Cap Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Series Large Cap Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Series Large Cap Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Series Large Cap Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Series Large Cap Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Series Large Cap Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Series Large Cap Value Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Series Large Cap Value Index Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Large Cap Value Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Large Cap Value Index Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Large Cap Value Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Large Cap Value Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Large Cap Value Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Large Cap Value Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Large Cap Value Index Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Large Cap Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Series Large Cap Value Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Municipal Core Plus Bond Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Sustainable Intermediate Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Sustainable Intermediate Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Sustainable Intermediate Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Sustainable Intermediate Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Sustainable Intermediate Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Intermediate Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Sustainable Intermediate Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Sustainable Intermediate Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Sustainable Intermediate Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Sustainable Intermediate Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Sustainable Intermediate Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Sustainable Intermediate Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Sustainable Intermediate Municipal Income Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Sustainable Intermediate Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Sustainable Intermediate Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Sustainable Intermediate Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Sustainable Intermediate Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Sustainable Intermediate Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Municipal Core Plus Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Tax-Free Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Tax-Free Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Tax-Free Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Tax-Free Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Tax-Free Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Tax-Free Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Fidelity Tax-Free Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Tax-Free Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Tax-Free Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Tax-Free Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Tax-Free Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Tax-Free Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Tax-Free Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Tax-Free Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Tax-Free Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Fidelity Tax-Free Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Tax-Free Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Tax-Free Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Tax-Free Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Tax-Free Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Tax-Free Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Conservative Income Municipal Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity SAI Conservative Income Municipal Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity SAI Conservative Income Municipal Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity SAI Conservative Income Municipal Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity SAI Conservative Income Municipal Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity SAI Conservative Income Municipal Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity SAI Conservative Income Municipal Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity SAI Conservative Income Municipal Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity SAI Conservative Income Municipal Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity SAI Conservative Income Municipal Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity SAI Conservative Income Municipal Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity SAI Conservative Income Municipal Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity SAI Conservative Income Municipal Bond Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity SAI Conservative Income Municipal Bond Fund | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity SAI Conservative Income Municipal Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity SAI Conservative Income Municipal Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity SAI Conservative Income Municipal Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity SAI Conservative Income Municipal Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity SAI Conservative Income Municipal Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity SAI Conservative Income Municipal Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Municipal Core Plus Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%